Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Property and Equipment
Property and equipment consisted of the following (in thousands):

	December 31,		Estimated Useful Lives
	2016	2015
Vehicles	$31,416	$26,935	3-5 years
Computer equipment and software	27,006	21,702	3-5 years
Leasehold improvements	17,717	17,434	2-15 years
Office furniture, fixtures and equipment	13,508	11,776	7 years
Buildings	702	702	39 years
Construction in process	9,908	3,837
Build-to-suit lease asset under construction	5,004	—
	105,261	82,386
Accumulated depreciation and amortization	(41,635)	(27,112)
Property plant and equipment, net	$63,626	$55,274